Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	June 30, 2020	December 31, 2019
	$	$
Revolving Credit Facilities	521,594	603,132
Senior Notes (8.5%) due January 15, 2020	—	36,712
Senior Notes (9.25%) due November 15, 2022	250,000	250,000
Convertible Senior Notes (5%) due January 15, 2023	125,000	125,000
Norwegian Krone-denominated Bonds due through August 2023	212,985	347,163
U.S. Dollar-denominated Term Loans due through 2030	1,002,761	1,336,437
Euro-denominated Term Loans due through 2024	153,200	165,376
Other U.S. Dollar-denominated loan	446	3,300
Total principal	2,265,986	2,867,120
Less unamortized discount and debt issuance costs	(40,499)	(39,968)
Total debt	2,225,487	2,827,152
Less current portion	(322,831)	(523,312)
Long-term portion	1,902,656	2,303,840